ORGANIZATION AND DESCRIPTION OF BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Kona Gold Solutions, Inc., a Delaware corporation (the “Company”), owns and operates a line of premier CBD lifestyle brand products. The Company is primarily focused on product development in the functional beverage sector. Kona Gold creates hemp infused products, which includes Hemp Energy Drinks, CBD Energy Water, and merchandise and apparel. Kona Gold LLC is a wholly-owned subsidiary of Kona Gold Solutions, Inc. which focuses on the creation of great tasting and healthy hemp-infused energy drinks in the functional beverage market for those who lead an active lifestyle. HighDrate LLC is a wholly-owned subsidiary of Kona Gold Solutions, Inc. which focuses on the development and marketing of CBD-infused energy waters geared towards the fitness and wellness markets. Gold Leaf LLC is a wholly-owned subsidiary of Kona Gold Solutions, Inc., which focuses on the distribution of premium beverages in key markets.

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Kona Gold Solutions, Inc. (the “Company”), a Delaware Corporation, owns and operates a line of premier CBD lifestyle brand products. The Company is primarily focused on product development in the functional beverage sector. Kona Gold creates Hemp Infused products, which includes Hemp Energy Drinks, CBD Energy Water, and merchandise and apparel. Kona Gold LLC is a wholly-owned subsidiary of Kona Gold Solutions, Inc. which focuses on the creation of great tasting and healthy hemp infused energy drinks in the functional beverage market for those who lead an active lifestyle. HighDrate LLC is a wholly-owned subsidiary of Kona Gold Solutions, Inc. which focuses on the development and marketing of CBD infused energy waters geared towards the fitness and wellness markets. Gold Leaf LLC is a wholly-owned subsidiary of Kona Gold Solutions, Inc., which focuses on the distribution of premium beverages in key markets.